Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Capital Trust
Entity Central Index Key	0000275309
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Fidelity Advisor Stock Selector All Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector All Cap Fund
Class Name	Fidelity Advisor® Stock Selector All Cap Fund Class C
Trading Symbol	FLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector All Cap Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 171	1.49%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Within that sector, subpar picks among software & services stocks particularly weighed on performance. A sizable underweight in the semiconductors & semiconductor equipment industry also hurt. Furthermore, a small cash position was counterproductive in a strongly rising market.
•Among individual holdings, an underweight in graphics chipmaker Nvidia (+179%) topped the fund's list of relative detractors by a wide margin the past 12 months. We considerably increased this position. Avoiding Broadcom (+111%), another strong-performing benchmark component in the semiconductors & semiconductor equipment category, also hurt. Within the health care sector, out-of-benchmark exposure to Agilon Health (-77%) further detracted. We reduced the portfolio's stake in Agilon.
•In contrast, security selection in the financials and industrials sectors notably contributed to the fund's performance versus the benchmark this period.
•Avoiding weak-performing benchmark component Chevron (-9%) in the energy sector contributed most on a relative basis. Negligible exposure to underperforming benchmark component Intel (-33%) also was helpful.
•Notable changes in positioning include increased exposure to the information technology sector and a lower weighting in energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class C $10,000 $9,586 $10,898 $13,019 $15,091 $14,780 $17,380 $22,816 $18,278 $21,964 $28,764 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,945 $11,430 $13,564 $15,948 $16,397 $18,818 $24,864 $20,375 $24,549 $33,200 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 28.99% 13.90% 11.14% Class C 29.99% 13.90% 11.14% Dow Jones U.S. Total Stock Market Index℠ 35.24% 15.15% 12.75% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,156,398
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 21,726,579
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,927,156,398
Number of Holdings	2
Total Advisory Fee	$21,726,579
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 13.2 Health Care 11.7 Consumer Discretionary 10.4 Industrials 9.9 Communication Services 8.6 Consumer Staples 5.9 Energy 3.4 Real Estate 2.8 Utilities 2.5 Materials 2.5 Common Stocks 98.7 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 1.5 United Kingdom 0.8 Netherlands 0.5 France 0.3 Puerto Rico 0.3 Singapore 0.2 Ireland 0.2 Belgium 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.9 Apple Inc 5.0 NVIDIA Corp 4.5 Amazon.com Inc 3.9 Alphabet Inc Class A 3.4 Meta Platforms Inc Class A 2.8 Exxon Mobil Corp 1.6 UnitedHealth Group Inc 1.4 Visa Inc Class A 1.3 Salesforce Inc 1.3 32.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stock Selector All Cap Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector All Cap Fund
Class Name	Fidelity® Stock Selector All Cap Fund Class K
Trading Symbol	FSSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector All Cap Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Within that sector, subpar picks among software & services stocks particularly weighed on performance. A sizable underweight in the semiconductors & semiconductor equipment industry also hurt. Furthermore, a small cash position was counterproductive in a strongly rising market.
•Among individual holdings, an underweight in graphics chipmaker Nvidia (+179%) topped the fund's list of relative detractors by a wide margin the past 12 months. We considerably increased this position. Avoiding Broadcom (+111%), another strong-performing benchmark component in the semiconductors & semiconductor equipment category, also hurt. Within the health care sector, out-of-benchmark exposure to Agilon Health (-77%) further detracted. We reduced the portfolio's stake in Agilon.
•In contrast, security selection in the financials and industrials sectors notably contributed to the fund's performance versus the benchmark this period.
•Avoiding weak-performing benchmark component Chevron (-9%) in the energy sector contributed most on a relative basis. Negligible exposure to underperforming benchmark component Intel (-33%) also was helpful.
•Notable changes in positioning include increased exposure to the information technology sector and a lower weighting in energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class K $10,000 $9,704 $11,162 $13,495 $15,827 $15,685 $18,668 $24,797 $20,099 $24,245 $31,875 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,945 $11,430 $13,564 $15,948 $16,397 $18,818 $24,864 $20,375 $24,549 $33,200 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 31.47% 15.24% 12.29% Dow Jones U.S. Total Stock Market Index℠ 35.24% 15.15% 12.75% S&P 500® Index 36.35% 15.98% 13.38% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,156,398
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 21,726,579
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,927,156,398
Number of Holdings	2
Total Advisory Fee	$21,726,579
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 13.2 Health Care 11.7 Consumer Discretionary 10.4 Industrials 9.9 Communication Services 8.6 Consumer Staples 5.9 Energy 3.4 Real Estate 2.8 Utilities 2.5 Materials 2.5 Common Stocks 98.7 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 1.5 United Kingdom 0.8 Netherlands 0.5 France 0.3 Puerto Rico 0.3 Singapore 0.2 Ireland 0.2 Belgium 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.9 Apple Inc 5.0 NVIDIA Corp 4.5 Amazon.com Inc 3.9 Alphabet Inc Class A 3.4 Meta Platforms Inc Class A 2.8 Exxon Mobil Corp 1.6 UnitedHealth Group Inc 1.4 Visa Inc Class A 1.3 Salesforce Inc 1.3 32.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector All Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector All Cap Fund
Class Name	Fidelity Advisor® Stock Selector All Cap Fund Class A
Trading Symbol	FMAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector All Cap Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Within that sector, subpar picks among software & services stocks particularly weighed on performance. A sizable underweight in the semiconductors & semiconductor equipment industry also hurt. Furthermore, a small cash position was counterproductive in a strongly rising market.
•Among individual holdings, an underweight in graphics chipmaker Nvidia (+179%) topped the fund's list of relative detractors by a wide margin the past 12 months. We considerably increased this position. Avoiding Broadcom (+111%), another strong-performing benchmark component in the semiconductors & semiconductor equipment category, also hurt. Within the health care sector, out-of-benchmark exposure to Agilon Health (-77%) further detracted. We reduced the portfolio's stake in Agilon.
•In contrast, security selection in the financials and industrials sectors notably contributed to the fund's performance versus the benchmark this period.
•Avoiding weak-performing benchmark component Chevron (-9%) in the energy sector contributed most on a relative basis. Negligible exposure to underperforming benchmark component Intel (-33%) also was helpful.
•Notable changes in positioning include increased exposure to the information technology sector and a lower weighting in energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,105 $10,430 $12,559 $14,672 $14,483 $17,169 $22,714 $18,343 $22,041 $28,865 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,945 $11,430 $13,564 $15,948 $16,397 $18,818 $24,864 $20,375 $24,549 $33,200 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 23.43% 13.44% 11.18% Class A (without 5.75% sales charge) 30.96% 14.79% 11.84% Dow Jones U.S. Total Stock Market Index℠ 35.24% 15.15% 12.75% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,156,398
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 21,726,579
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,927,156,398
Number of Holdings	2
Total Advisory Fee	$21,726,579
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 13.2 Health Care 11.7 Consumer Discretionary 10.4 Industrials 9.9 Communication Services 8.6 Consumer Staples 5.9 Energy 3.4 Real Estate 2.8 Utilities 2.5 Materials 2.5 Common Stocks 98.7 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 1.5 United Kingdom 0.8 Netherlands 0.5 France 0.3 Puerto Rico 0.3 Singapore 0.2 Ireland 0.2 Belgium 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.9 Apple Inc 5.0 NVIDIA Corp 4.5 Amazon.com Inc 3.9 Alphabet Inc Class A 3.4 Meta Platforms Inc Class A 2.8 Exxon Mobil Corp 1.6 UnitedHealth Group Inc 1.4 Visa Inc Class A 1.3 Salesforce Inc 1.3 32.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stock Selector All Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector All Cap Fund
Class Name	Fidelity® Stock Selector All Cap Fund
Trading Symbol	FDSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector All Cap Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector All Cap Fund	$ 53	0.45%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Within that sector, subpar picks among software & services stocks particularly weighed on performance. A sizable underweight in the semiconductors & semiconductor equipment industry also hurt. Furthermore, a small cash position was counterproductive in a strongly rising market.
•Among individual holdings, an underweight in graphics chipmaker Nvidia (+179%) topped the fund's list of relative detractors by a wide margin the past 12 months. We considerably increased this position. Avoiding Broadcom (+111%), another strong-performing benchmark component in the semiconductors & semiconductor equipment category, also hurt. Within the health care sector, out-of-benchmark exposure to Agilon Health (-77%) further detracted. We reduced the portfolio's stake in Agilon.
•In contrast, security selection in the financials and industrials sectors notably contributed to the fund's performance versus the benchmark this period.
•Avoiding weak-performing benchmark component Chevron (-9%) in the energy sector contributed most on a relative basis. Negligible exposure to underperforming benchmark component Intel (-33%) also was helpful.
•Notable changes in positioning include increased exposure to the information technology sector and a lower weighting in energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Fidelity® Stock Selector All Cap Fund $10,000 $9,695 $11,141 $13,458 $15,770 $15,616 $18,564 $24,632 $19,953 $24,047 $31,588 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,945 $11,430 $13,564 $15,948 $16,397 $18,818 $24,864 $20,375 $24,549 $33,200 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Stock Selector All Cap Fund 31.36% 15.13% 12.19% Dow Jones U.S. Total Stock Market Index℠ 35.24% 15.15% 12.75% S&P 500® Index 36.35% 15.98% 13.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,156,398
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 21,726,579
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,927,156,398
Number of Holdings	2
Total Advisory Fee	$21,726,579
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 13.2 Health Care 11.7 Consumer Discretionary 10.4 Industrials 9.9 Communication Services 8.6 Consumer Staples 5.9 Energy 3.4 Real Estate 2.8 Utilities 2.5 Materials 2.5 Common Stocks 98.7 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 1.5 United Kingdom 0.8 Netherlands 0.5 France 0.3 Puerto Rico 0.3 Singapore 0.2 Ireland 0.2 Belgium 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.9 Apple Inc 5.0 NVIDIA Corp 4.5 Amazon.com Inc 3.9 Alphabet Inc Class A 3.4 Meta Platforms Inc Class A 2.8 Exxon Mobil Corp 1.6 UnitedHealth Group Inc 1.4 Visa Inc Class A 1.3 Salesforce Inc 1.3 32.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector All Cap Fund
Class Name	Fidelity Advisor® Stock Selector All Cap Fund Class Z
Trading Symbol	FZAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector All Cap Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Within that sector, subpar picks among software & services stocks particularly weighed on performance. A sizable underweight in the semiconductors & semiconductor equipment industry also hurt. Furthermore, a small cash position was counterproductive in a strongly rising market.
•Among individual holdings, an underweight in graphics chipmaker Nvidia (+179%) topped the fund's list of relative detractors by a wide margin the past 12 months. We considerably increased this position. Avoiding Broadcom (+111%), another strong-performing benchmark component in the semiconductors & semiconductor equipment category, also hurt. Within the health care sector, out-of-benchmark exposure to Agilon Health (-77%) further detracted. We reduced the portfolio's stake in Agilon.
•In contrast, security selection in the financials and industrials sectors notably contributed to the fund's performance versus the benchmark this period.
•Avoiding weak-performing benchmark component Chevron (-9%) in the energy sector contributed most on a relative basis. Negligible exposure to underperforming benchmark component Intel (-33%) also was helpful.
•Notable changes in positioning include increased exposure to the information technology sector and a lower weighting in energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class Z $10,000 $9,702 $11,159 $13,492 $15,826 $15,686 $18,666 $24,792 $20,096 $24,244 $31,869 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,945 $11,430 $13,564 $15,948 $16,397 $18,818 $24,864 $20,375 $24,549 $33,200 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 31.45% 15.23% 12.29% Dow Jones U.S. Total Stock Market Index℠ 35.24% 15.15% 12.75% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,156,398
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 21,726,579
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,927,156,398
Number of Holdings	2
Total Advisory Fee	$21,726,579
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 13.2 Health Care 11.7 Consumer Discretionary 10.4 Industrials 9.9 Communication Services 8.6 Consumer Staples 5.9 Energy 3.4 Real Estate 2.8 Utilities 2.5 Materials 2.5 Common Stocks 98.7 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 1.5 United Kingdom 0.8 Netherlands 0.5 France 0.3 Puerto Rico 0.3 Singapore 0.2 Ireland 0.2 Belgium 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.9 Apple Inc 5.0 NVIDIA Corp 4.5 Amazon.com Inc 3.9 Alphabet Inc Class A 3.4 Meta Platforms Inc Class A 2.8 Exxon Mobil Corp 1.6 UnitedHealth Group Inc 1.4 Visa Inc Class A 1.3 Salesforce Inc 1.3 32.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector All Cap Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector All Cap Fund
Class Name	Fidelity Advisor® Stock Selector All Cap Fund Class I
Trading Symbol	FBRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector All Cap Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 55	0.47%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Within that sector, subpar picks among software & services stocks particularly weighed on performance. A sizable underweight in the semiconductors & semiconductor equipment industry also hurt. Furthermore, a small cash position was counterproductive in a strongly rising market.
•Among individual holdings, an underweight in graphics chipmaker Nvidia (+179%) topped the fund's list of relative detractors by a wide margin the past 12 months. We considerably increased this position. Avoiding Broadcom (+111%), another strong-performing benchmark component in the semiconductors & semiconductor equipment category, also hurt. Within the health care sector, out-of-benchmark exposure to Agilon Health (-77%) further detracted. We reduced the portfolio's stake in Agilon.
•In contrast, security selection in the financials and industrials sectors notably contributed to the fund's performance versus the benchmark this period.
•Avoiding weak-performing benchmark component Chevron (-9%) in the energy sector contributed most on a relative basis. Negligible exposure to underperforming benchmark component Intel (-33%) also was helpful.
•Notable changes in positioning include increased exposure to the information technology sector and a lower weighting in energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000. Class I $10,000 $9,686 $11,127 $13,433 $15,734 $15,569 $18,515 $24,533 $19,861 $23,931 $31,422 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,945 $11,430 $13,564 $15,948 $16,397 $18,818 $24,864 $20,375 $24,549 $33,200 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 31.30% 15.08% 12.13% Dow Jones U.S. Total Stock Market Index℠ 35.24% 15.15% 12.75% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,156,398
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 21,726,579
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,927,156,398
Number of Holdings	2
Total Advisory Fee	$21,726,579
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 13.2 Health Care 11.7 Consumer Discretionary 10.4 Industrials 9.9 Communication Services 8.6 Consumer Staples 5.9 Energy 3.4 Real Estate 2.8 Utilities 2.5 Materials 2.5 Common Stocks 98.7 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 1.5 United Kingdom 0.8 Netherlands 0.5 France 0.3 Puerto Rico 0.3 Singapore 0.2 Ireland 0.2 Belgium 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.9 Apple Inc 5.0 NVIDIA Corp 4.5 Amazon.com Inc 3.9 Alphabet Inc Class A 3.4 Meta Platforms Inc Class A 2.8 Exxon Mobil Corp 1.6 UnitedHealth Group Inc 1.4 Visa Inc Class A 1.3 Salesforce Inc 1.3 32.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee
  •Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector All Cap Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector All Cap Fund
Class Name	Fidelity Advisor® Stock Selector All Cap Fund Class M
Trading Symbol	FSJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector All Cap Fund for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 112	0.97%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending September 30, 2024, driven by a resilient economy, the promise of generative artificial intelligence and the Federal Reserve's long-anticipated pivot, on September 18, to cutting interest rates. Growth stocks led the way, with the information technology and communication services sectors enabling transformative change and semiconductor-related stocks a particular standout.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, led by information technology. Within that sector, subpar picks among software & services stocks particularly weighed on performance. A sizable underweight in the semiconductors & semiconductor equipment industry also hurt. Furthermore, a small cash position was counterproductive in a strongly rising market.
•Among individual holdings, an underweight in graphics chipmaker Nvidia (+179%) topped the fund's list of relative detractors by a wide margin the past 12 months. We considerably increased this position. Avoiding Broadcom (+111%), another strong-performing benchmark component in the semiconductors & semiconductor equipment category, also hurt. Within the health care sector, out-of-benchmark exposure to Agilon Health (-77%) further detracted. We reduced the portfolio's stake in Agilon.
•In contrast, security selection in the financials and industrials sectors notably contributed to the fund's performance versus the benchmark this period.
•Avoiding weak-performing benchmark component Chevron (-9%) in the energy sector contributed most on a relative basis. Negligible exposure to underperforming benchmark component Intel (-33%) also was helpful.
•Notable changes in positioning include increased exposure to the information technology sector and a lower weighting in energy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2014 through September 30, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,299 $10,626 $12,759 $14,865 $14,637 $17,309 $22,846 $18,401 $22,060 $28,821 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,945 $11,430 $13,564 $15,948 $16,397 $18,818 $24,864 $20,375 $24,549 $33,200 S&P 500® Index $10,000 $9,939 $11,472 $13,607 $16,044 $16,727 $19,260 $25,040 $21,165 $25,741 $35,098 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 26.08% 13.70% 11.17% Class M (without 3.50% sales charge) 30.65% 14.51% 11.56% Dow Jones U.S. Total Stock Market Index℠ 35.24% 15.15% 12.75% S&P 500® Index 36.35% 15.98% 13.38% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,927,156,398
Holdings Count | shares	2
Advisory Fees Paid, Amount	$ 21,726,579
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)
KEY FACTS
Fund Size	$6,927,156,398
Number of Holdings	2
Total Advisory Fee	$21,726,579
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.9 Financials 13.2 Health Care 11.7 Consumer Discretionary 10.4 Industrials 9.9 Communication Services 8.6 Consumer Staples 5.9 Energy 3.4 Real Estate 2.8 Utilities 2.5 Materials 2.5 Common Stocks 98.7 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) United States 95.0 Canada 1.5 United Kingdom 0.8 Netherlands 0.5 France 0.3 Puerto Rico 0.3 Singapore 0.2 Ireland 0.2 Belgium 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.9 Apple Inc 5.0 NVIDIA Corp 4.5 Amazon.com Inc 3.9 Alphabet Inc Class A 3.4 Meta Platforms Inc Class A 2.8 Exxon Mobil Corp 1.6 UnitedHealth Group Inc 1.4 Visa Inc Class A 1.3 Salesforce Inc 1.3 32.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec